33 Financial results (Tables)	12 Months Ended
Dec. 31, 2020
Financial Results
Schedule of financial results
	2020	2019	2018
Financial income
Interest income	481,059	708,542	530,007
Other	119,125	142,012	59,045
	600,184	850,554	589,052

Financial expenses
Interest expenses	(2,928,803)	(2,191,765)	(2,084,780)
Monetary variations on fiscal debts	(138,410)	(232,612)	(33,429)
Discounts granted	(81,920)	(80,404)	(141,223)
Loans transaction costs - amortization	(172,269)	(465,000)	(89,982)
Adjustment to present value - appropriation	(225,889)	(348,930)	(296,065)
Interest expense on leases	(164,166)	(137,903)
Losses on derivatives	(809,150)	(115,050)	(58,102)
Other	(392,758)	(311,121)	(303,970)
	(4,913,365)	(3,882,785)	(3,007,551)

Exchange rate variations, net
On financial assets	336,527	(31,137)	1,268,741
On financial liabilities	(5,635,238)	(1,693,383)	(3,525,724)
	(5,298,711)	(1,724,520)	(2,256,983)

Total	(9,611,892)	(4,756,751)	(4,675,482)